Offerings	Oct. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	2,976,709
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 29,767,090.00
Amount of Registration Fee	$ 3,280.33
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated pursuant to Rule 457 by multiplying the proposed maximum aggregate offering price of securities to be registered by the fee rate.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Warrants to be issued to Warrantholders of TETE
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.0399
Maximum Aggregate Offering Price	$ 458,850.00
Amount of Registration Fee	$ 50.57
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated pursuant to Rule 457 by multiplying the proposed maximum aggregate offering price of securities to be registered by the fee rate.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Warrants to be issued to Warrantholders of TETE
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 132,250,000.00
Amount of Registration Fee	$ 14,573.95
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated pursuant to Rule 457 by multiplying the proposed maximum aggregate offering price of securities to be registered by the fee rate.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	3,407,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 34,075,000.00
Amount of Registration Fee	$ 5,216.88
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated pursuant to Rule 457 by multiplying the proposed maximum aggregate offering price of securities to be registered by the fee rate.